B6 Customer contract related balances	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
B6 Customer contract related balances

Customer contract related balances

Trade receivables, customer finance, contract assets and contract liabilities
	2021	2020
Customer finance credits	3,287	3,137
Trade receivables	45,399	42,063
Contract assets	10,506	11,273
Contract liabilities	32,834	26,440
Of the total Customer finance credits balance SEK 2,719 (1,916) million is current.

Revenue recognized in the period
	2021	2020
Revenue recognized in the year relating to the opening contract liability balance	19,745	20,563
Revenue recognized relating to performance obligations satisfied, or partially satisfied, in prior reporting periods	(186)	458
Revenue recognized relating to performance obligations satisfied, or partially satisfied, in prior reporting periods is a net adjustment that relates to contract modifications, retrospective price adjustments, settlement and adjustments to variable consideration based on actual measurements concluded in the year.

Transaction price allocated to the remaining performance obligations
	2021	2020
Aggregate amount of transaction price allocated to unsatisfied, or partially unsatisfied, performance obligations	138,234	93,934
The company expects that the transaction price allocated to the remaining performance obligations will be converted into revenue in accordance with the following approximation: 70% in 2022, 20% in 2023 and remaining 10% in 2024 and beyond.
For information about credit risk and impairment of customer contract related balances
, see note F1 “Financial risk management.”